OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2022, are as follows:

Year ending December 31,	(in thousands of $)
2023	491,809
2024	379,932
2025	210,439
2026	213,003
2027	142,044
Thereafter	103,202
Total minimum lease revenues	1,540,429

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels (owned and under finance leases) leased to third parties on non-cancelable operating leases as of December 31, 2022 and 2021 were as follows:

(in thousands of $)	2022	2021
Cost	3,062,551	3,393,588
Accumulated depreciation	(614,698)	(610,622)
Total	2,447,853	2,782,966